September 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Multi-Currency Short-Term Government Income Fund (the “Registrant”);

File Nos. 811-22018 and 333-183328

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-effective Amendment No.1 to the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Global Income & Currency Fund Inc. into Nuveen Multi-Currency Short-Term Government Income Fund.

Please contact the undersigned at (312) 609-7738 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Michael J. Murphy

MJM